QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Total interest income	$ 5,292	$ 5,368	$ 5,472	$ 5,557	$ 5,836	$ 6,130	$ 6,212	$ 3,947	$ 21,689	$ 22,126	$ 15,438
Total interest expense	1,271	1,363	1,443	1,524	1,566	1,583	1,626	1,205	5,601	5,981	4,698
Net interest income	4,021	4,005	4,029	4,033	4,270	4,547	4,586	2,742	16,088	16,145	10,740
Provision for losses on loans	290	590	250	150	300	200	50	150	1,280	700	550
Net interest income after provision for loan losses	3,731	3,415	3,779	3,883	3,970	4,347	4,536	2,592	14,808	15,445	10,190
Other income	1,035	1,136	1,179	976	1,111	702	927	260	4,326	3,000	1,323
General, administrative and other expense	3,674	3,858	3,443	3,586	3,720	3,636	4,270	2,300	14,561	13,926	8,540
Earnings before income taxes	1,092	693	1,515	1,273	1,361	1,413	1,193	552	4,573	4,519	2,973
Federal income tax benefits	327	194	307	390	419	444	290		1,218	1,153	995
Net earnings	$ 765	$ 499	$ 1,208	$ 883	$ 942	$ 969	$ 903	$ 552	$ 3,355	$ 3,366	$ 1,978
Earnings per share:
Basic and diluted (in dollars per share)	$ 0.10	$ 0.07	$ 0.16	$ 0.12	$ 0.11	$ 0.11	$ 0.10	$ 0.06	$ 0.45	$ 0.38	$ 0.23